UNITED STATES
			           SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          Form 13F

                                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment ( );       Amendment Number:

This Amendment (Check only one.):   ( )is a restatement.
                                    ( )adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Polen Capital Management, Inc.
Address: 14502 North Dale Mabry Hwy.
         Suite 303
         Tampa, FL  33618

Form 13F File Number:   28-6100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Stephen M. Miller
Title: Chief Financial Officer
Phone: (813) 265-3565

Signature, Place, and Date of Signing:

Stephen M. Miller Tampa, FL   10/8/99

[Signature]  [City, State]    [Date]


Report type (Check only one.):

* 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

  13F NOTICE.	(Check here if no holdings reported are in
  this report, and all holdings are reported by other reporting manager (s).)

  13F COMBINATION REPORT.	(Check here is a portion of the
  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
 COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4 COLUMN     5   COLUMN6

NAME OF ISSUER  TITLE OF CLASS  CUSIP     VALUE    SHRS OR  SH/  PUT/ INVESTMENT
                                      (x$1000)   PRN AMT  PRN  CALL DISCRETION

American Express     Common    025816109   54704     405221  SH       Sole
Amgen Inc.           Common    031162100   63985     785089  SH       Sole
Anheuser-Busch       Common    035229103   27458     391908  SH       Sole
BMC Software         Common    055921100   39774     555800  SH       Sole
Dell Computer        Common    247025109   21814     521720  SH       Sole
Equifax Inc.         Common    294429105   10678     379669  SH       Sole
Fannie Mae           Common    313586109   25160     401365  SH       Sole
Freddie Mac          Common    313400301   35899     690368  SH       Sole
Hearst-Argyle        Common    422317107   15357     714297  SH       Sole
Intel Corp.          Common    458140100   51434     692125  SH       Sole
Medtronic Inc.       Common    585055106   33108     930980  SH       Sole
Microsoft Corp.      Common    594918104   46574     514275  SH       Sole
McDonald's Corp.     Common    580135101   30779     711661  SH       Sole
Pulitzer Inc.        Common    745769109   19134     421100  SH       Sole
Reynolds & Reynolds  Common    761695105   24851    1219670  SH       Sole
Schering-Plough      Common    806605101   34320     786695  SH       Sole
Taro Pharmaceutical  Common    M8737E108    4203     275600  SH       Sole